Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Summary of Bank's Provisions) (Parenthetical) (Details) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)
Disclosure of other provisions [line items]
Provision recognized	$ 4,753
Provision balance	3,675			$ 3,421
Global Resolution Of Investigation Into U.S. BSA/AML Program [Member]
Disclosure of other provisions [line items]
Provision recognized	4,233	$ 3,088
Provision balance	$ 1,990		$ 1,430